Other financial liabilities - Summary of other financial liabilities (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jul. 01, 2024	Jul. 01, 2023
Other Financial Liabilities Current [Abstract]
Other current financial liabilities	$ 3,150	$ 6,478		$ 3,034	$ 8,599
Opening balance				$ 6,478
Prefunded and ordinary warrants exercised	(8,840)	(864)
Loss / (gain) on remeasurement of other financial liabilities	$ 2,478	$ (1,257)	$ 0